Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value
Common stock, shares authorized	700,000,000	700,000,000	700,000,000
Common stock, shares issued	100,000,000	100,000,000	75,000,000
Common stock, shares outstanding	100,000,000	100,000,000	75,000,000